Defined benefit plan - Net Defined Benefit Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net liability arising from defined benefit obligation	$ 14,766	$ 11,848	$ 5,841	$ 3,511
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net liability arising from defined benefit obligation	$ (11,576)	$ (8,291)	$ (3,858)	$ (2,750)